Consolidated statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011		Mar. 31, 2010
Cash flow from operating activities
Net income (loss) for the year	$ (5,121,694)	$ (337,813)	$ (3,637,306)		$ 1,419,438
Net loss / net income	(2,565,969)	(328,817)	(1,965,247)	[1]	708,833
Adjustments
Deferred income taxes	(2,515,815)	(485,886)	3,796,982	[1]	(167,191)
Depreciation and amortization	3,462,047	3,125,805	4,035,732	[1]	2,894,795
Interest expense			(109,195)	[1]	80,448	[1]
Loss on sale of assets			266,269	[1]
(Loss) Earnings from equity investment	5,065	12,282	85,599	[1]	31,078
Minority interest losses	(2,555,725)	(8,996)	(143,736)	[1]
Stock based compensation	34,000
Foreign exchange	140,831
Changes in operating assets and liabilities
Accounts receivable and other assets	2,181,463	2,613,710	(4,529,889)	[1]	2,812,836	[1]
Retirement benefit obligation	(95,510)	75,149	3,686	[1]	10,243
Inventories	(264,611)	(7,510)	114,172	[1]	(12,265)
Accounts payable and other liabilities	2,227,834	(1,465,629)	2,755,795	[1]	(2,738,594)	[1]
Net cash provided by operating activities	53,610	3,530,107	2,638,109	[1]	4,330,788	[1]
Cash flow from investing activities
Purchase of intangible assets	(3,035,533)	(5,091,537)	(5,941,612)		(4,560,821)
Purchase of property, plant and equipment	(2,186,029)	(5,278)	(161,037)	[1]	(479,398)
Purchase of subsidiaries					(1,513,176)
Proceeds from sale of subsidaries			2,588,035	[1]
Purchase / Increase in financial assets	(1,980,066)	97,958	321,515	[1]
Net cash used in investing activities	(7,201,629)	(4,998,857)	(3,193,099)	[1]	(6,553,395)
Cash flow from financing activities
Net borrowings - banks			(2,484,597)	[1]	830,001
Net borrowings - banks	2,815,184	772,958
Other borrowings	(3,330,906)	460,062	2,460,438	[1]	(692,093)	[1]
Loans from related party			830,156	[1]
Net proceeds from exercise of warrants	3,024,970
Capital paid-in			6,678,950
Loans from related party	(354,577)
Net cash used in financing activities	2,154,671	1,233,020	7,484,947	[1]	137,908	[1]
Net (decrease) increase in cash	(4,993,347)	(235,730)	6,929,957	[1]	(2,084,699)	[1]
Effect of translation on cash and cash equivalents			(144,058)	[1]	77,097	[1]
Cash and cash equivalents - Beginning of period	8,530,864	1,744,965	1,744,965		3,752,567
Cash and cash equivalents - End of period	$ 3,537,517	$ 1,509,235	$ 8,530,864		$ 1,744,965

[1]	Restated